Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends
24.	Dividends
On May 4, 2022, the Company announced that the Board of Directors approved a special cash dividend of
US$0.63 per ordinary share, or US$1.26
per ADS, to the holders of ordinary shares and ADSs, respectively, as of the close of business on May 20, 2022. Dividends are recognized when declared. The aggregate amount of the special dividend was approximately
US$2 billion.
On March 9, 2023, the Company announced that the Board of Directors approved a cash dividend of
US$0.31 per ordinary share, or US$0.62
per ADS, to the holders of ordinary shares and ADSs, respectively, as of the close of business on April 6, 2023. Dividends are recognized when declared. The aggregate amount of the dividend was approximately
US$1 billion. The Company adopted an annual dividend policy, under which the Company may choose to declare and distribute a cash dividend each year, starting from 2023, at an amount determined in relation to the Company’s financial performance in the previous fiscal year, among other factors.
No dividends had been paid or declared by the Company for the year ended December 31, 202
1
.